Employees' Retirement Benefits (Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized As Other Comprehensive Loss (Income)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net gain arising during period	¥ (116,297)	¥ 313,433	¥ (11,460)
Amortization of net actuarial loss	(26,692)	(10,392)	(9,446)
Amortization of transition obligation	(48)	(50)	(156)
Amortization of prior service cost	8,532	8,859	8,971
Other	1,602	1,780	(7,668)
Total	(132,903)	313,630	(19,759)
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net gain arising during period	(19,814)	79,091	(20,097)
Amortization of net actuarial loss	(8,701)	(5,389)	(3,463)
Amortization of transition obligation	(48)	(50)	(156)
Amortization of prior service cost	1,066	1,366	1,468
Other	(101)	(1,176)	(5,436)
Total	(27,598)	73,842	(27,684)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net gain arising during period	(96,363)	233,802	6,359
Amortization of net actuarial loss	(17,717)	(4,997)	(5,783)
Amortization of prior service cost	7,464	7,513	7,487
Other	(229)	5,102	(3,236)
Total	¥ (106,845)	¥ 241,420	¥ 4,827